Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Other Assets, Noncurrent

Other non-current assets as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Intangible assets *	¥23,325	¥63,220
Deferred tax assets	5,482	7,116
Other	5,379	5,810

	¥34,186	¥76,146

Notes:

*	“Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”